Interests in Subsidiaries - Schedule of Principal Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Nutrigel Unit Trust [Member]
Schedule of Principal Subsidiaries [Line Items]
Principal place of business / Country of incorporation	Melbourne VIC Australia%
Ownership interest		100.00%
Nutrigel Pty Ltd [Member]
Schedule of Principal Subsidiaries [Line Items]
Principal place of business / Country of incorporation	Melbourne VIC Australia%
Ownership interest		100.00%
Sport Supplements Unit Trust [Member]
Schedule of Principal Subsidiaries [Line Items]
Principal place of business / Country of incorporation	Melbourne VIC Australia%
Ownership interest		100.00%
Sport Supplements Pty Ltd [Member]
Schedule of Principal Subsidiaries [Line Items]
Principal place of business / Country of incorporation	Melbourne VIC Australia%
Ownership interest		100.00%